Fixed Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of components of fixed assets

	September 30, 2024	December 31, 2023
Office equipment	$23,259	$3,335
Medical equipment	123,095	1,000
Furniture	5,045	—
Leased equipment	736,624	—
Leasehold improvements	6,604	—
	894,627	4,335
Less: Accumulated depreciation	(99,939)	(678)
Fixed assets, net	$794,688	$3,657

VSee Lab, Inc
Schedule of components of fixed assets

	December 31,	December 31,
	2023	2022
Office equipment	$3,335	$—
Medical equipment	1,000	—
	4,335	—
Less accumulated depreciation	(678)	—
Fixed Assets, net	$3,657	$—